Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
(a)
The following table provides details regarding the Bank’s loans and acceptances as at October 31, 2021 and October 31, 2020.
Loans and Acceptances

(millions of Canadian dollars)	As at October 31
	2021	2020
Residential mortgages	$268,340	$252,219
Consumer instalment and other personal	189,864	185,460
Credit card	30,738	32,334
Business and government	240,070	255,799
	729,012	725,812
Customers’ liability under acceptances	18,448	14,941
Loans at FVOCI ( Note 5)	1,602	2,502
Total l oans and a cceptances	749,062	743,255
Total allowance for loan losses	6,390	8,290
Total loans and acceptances, net of allowance	742,672	734,965

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the Loans and Acceptances by Risk Rating table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at October 31
	2021	2020
Loans at amortized cost	$240,070	$255,799
Customers’ liability under acceptances	18,448	14,941
Loans at FVOCI (Note 5)	1,602	2,502
L oans and a cceptances	260,120	273,242
Allowance for loan and acceptances losses	2,751	3,415
Loans and acceptances, net of allowance	257,369	269,827

Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following tables provide the gross carrying amounts of loans, acceptances, and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings
(millions of Canadian dollars)	As at
	October 31, 2021					October 31, 2020
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages 1,2,3
Low Risk	$208,030	$4,113	$	n/a	$212,143	$169,710	$3,125	$	n/a	$172,835
Normal Risk	38,922	9,768		n/a	48,690	56,663	9,938		n/a	66,601
Medium Risk	–	4,405		n/a	4,405	–	7,690		n/a	7,690
High Risk	–	2,380		266	2,646	–	4,120		443	4,563
Default	n/a	n/a		456	456	n/a	n/a		530	530
Total loans	246,952	20,666		722	268,340	226,373	24,873		973	252,219
Allowance for loan losses	35	175		51	261	32	205		65	302
Loans, net of allowance	246,917	20,491		671	268,079	226,341	24,668		908	251,917
Consumer instalment and other personal 4
Low Risk	94,425	1,397		n/a	95,822	77,178	1,199		n/a	78,377
Normal Risk	62,484	1,255		n/a	63,739	59,349	1,360		n/a	60,709
Medium Risk	18,201	3,917		n/a	22,118	28,094	3,631		n/a	31,725
High Risk	1,073	6,346		379	7,798	3,700	9,940		638	14,278
Default	n/a	n/a		387	387	n/a	n/a		371	371
Total loans	176,183	12,915		766	189,864	168,321	16,130		1,009	185,460
Allowance for loan losses	520	914		139	1,573	567	1,265		187	2,019
Loans, net of allowance	175,663	12,001		627	188,291	167,754	14,865		822	183,441
Credit card
Low Risk	5,467	7		n/a	5,474	3,916	49		n/a	3,965
Normal Risk	10,109	68		n/a	10,177	7,027	129		n/a	7,156
Medium Risk	8,909	1,158		n/a	10,067	10,431	804		n/a	11,235
High Risk	476	4,319		149	4,944	3,493	6,180		206	9,879
Default	n/a	n/a		76	76	n/a	n/a		99	99
Total loans	24,961	5,552		225	30,738	24,867	7,162		305	32,334
Allowance for loan losses	671	996		138	1,805	624	1,726		204	2,554
Loans, net of allowance	24,290	4,556		87	28,933	24,243	5,436		101	29,780
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	110,129	699		n/a	110,828	120,106	250		n/a	120,356
Non-Investment grade or Medium Risk	125,638	12,149		n/a	137,787	126,509	11,818		n/a	138,327
Watch and classified or High Risk	108	10,547		70	10,725	890	12,567		120	13,577
Default	n/a	n/a		780	780	n/a	n/a		982	982
Total loans and acceptances	235,875	23,395		850	260,120	247,505	24,635		1,102	273,242
Allowance for loan and acceptances losses	1,037	1,407		307	2,751	1,321	1,706		388	3,415
Loans and acceptances, net of allowance	234,838	21,988		543	257,369	246,184	22,929		714	269,827
Total loans and acceptances 6	683,971	62,528		2,563	749,062	667,066	72,800		3,389	743,255
Total allowance for loan losses 6,7	2,263	3,492		635	6,390	2,544	4,902		844	8,290
Total loans and acceptances, net of allowance 6	$681,708	$59,036		$1,928	$742,672	$664,522	$67,898		$2,545	$734,965

1
As at October 31, 2021, impaired loans with a balance of $86 million (October 31, 2020 – $111 million) did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
As at October 31, 2021, excludes trading loans and non-trading loans at FVTPL with a fair value of $12 billion (October 31, 2020 – $13 billion) and $2 billion (October 31, 2020 – $4 billion), respectively.

3	As at October 31, 2021, includes insured mortgages of $82 billion (October 31, 2020 – $86 billion).
4	As at October 31, 2021, includes Canadian government-insured real estate personal loans of $10 billion (October 31, 2020 – $12 billion).
5
As at October 31, 2021, includes loans guaranteed by government agencies of $26 billion (October 31, 2020 – $27 billion), which are primarily classified in Non-Investment grade or a lower risk rating based on the borrowers’ credit risk.

6
As at October 31, 2021, Stage 3 includes ACI loans of $152 million (October 31, 2020 – $232 million) and a related allowance for loan losses of $6 million (October 31, 2020 – $10 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil as at October 31, 2021 (October 31, 2020 – $1 m illion).

TD BANK GROUP • 2021 ANNUAL REPORT • CONSOLIDATED FINANCIAL STATEMENTS AND NOTES	Page 4 7

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments 1
(millions of Canadian dollars)	As at
	October 31, 2021					October 31, 2020

	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures 2
Low Risk	$222,348	$232	$	n/a	$222,580	$200,226	$724	$	n/a	$200,950
Normal Risk	80,529	501		n/a	81,030	78,448	1,124		n/a	79,572
Medium Risk	13,993	551		n/a	14,544	35,187	1,444		n/a	36,631
High Risk	890	1,004		–	1,894	2,004	3,025		–	5,029
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	195,293	–		n/a	195,293	194,182	–		n/a	194,182
Non-Investment grade	80,076	5,329		n/a	85,405	76,280	6,553		n/a	82,833
Watch and classified	38	5,097		–	5,135	18	4,416		–	4,434

Default	n/a	n/a		86	86	n/a	n/a		144	144

Total off-balance sheet credit
instruments	593,167	12,714		86	605,967	586,345	17,286		144	603,775

Allowance for off-balance sheet credit
instruments	386	467		3	856	381	672		34	1,087
Total off-balance sheet credit instruments, net of allowance	$592,781	$12,247		$83	$605,111	$585,964	$16,614		$110	$602,688

1	Exclude mortgage commitments.
2
As at October 31, 2021, includes $318 billion (October 31, 2020 – $321 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

3	As at October 31, 2021, includes $48 billion (October 31, 2020 – $43 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Information Related to Bank's Impaired Loans	The following table presents information related to the Bank’s impaired loans as at October 31, 2021 and October 31, 2020.

Impaired Loans 1
(millions of Canadian dollars)	As at
	October 31, 2021					October 31, 2020

	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$681		$630	$51	$717	$885		$825	$67	$781
Consumer instalment and other personal	799		746	139	850	1,068		988	186	1,067
Credit card	224		225	138	258	305		305	204	446

Business and government	912		810	301	968	1,134		1,039	377	1,137

Total	$2,616		$2,411	$629	$2,793	$3,392		$3,157	$834	$3,431

1	Balances exclude ACI loans.
2	Represents contractual amount of principal owed.

Summary of Allowance for Credit Losses	The following table provides details on the Bank’s allowance for credit losses as at and for the years ended October 31, 2021 and October 31, 2020, including allowance for off-balance sheet instruments in the applicable categories.

Allowance for Credit Losses
(millions of Canadian dollars)				Foreign exchange, disposals, and other adjustments					Foreign exchange, disposals, and other adjustments
	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries		Balance at end of year	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries		Balance at end of year
								For the years ended October 31
	2021					2020
Residential mortgages	$302	$(26)	$(10)	$(5)	$261	$110	$214	$(25)	$3	$302
Consumer instalment and other personal	2,112	135	(531)	(67)	1,649	1,309	1,798	(983)	(12)	2,112
Credit card	3,184	(14)	(708)	(148)	2,314	1,929	2,691	(1,414)	(22)	3,184

Business and government	3,779	(320)	(249)	(188)	3,022	1,684	2,539	(378)	(66)	3,779

Total allowance for loan losses, including off-balance sheet instruments	9,377	(225)	(1,498)	(408)	7,246	5,032	7,242	(2,800)	(97)	9,377
Debt securities at amortized cost	2	–	–	–	2	1	–	–	1	2

Debt securities at FVOCI	5	1	–	1	7	3	–	–	2	5

Total allowance for credit losses on debt securities	7	1	–	1	9	4	–	–	3	7
Total allowance for credit losses	$9,384	$(224)	$(1,498)	$(407)	$7,255	$5,036	$7,242	$(2,800)	$(94)	$9,384
Comprising:
Allowance for credit losses on loans at amortized cost	$8,289				$6,390	$4,447				$8,289
Allowance for credit losses on loans at FVOCI	1				–	–				1

Allowance for loan losses	8,290				6,390	4,447				8,290

Allowance for off-balance sheet instruments	1,087				856	585				1,087

Allowance for credit losses on debt securities	7				9	4				7

Summary of Allowance for Loan Losses	The following table provides details on the Bank’s allowance for loan losses by stage as at and for the years ended October 31, 2021 and October 31, 2020.

Allowance for Loan Losses by Stage
(millions of Canadian dollars)	For the years ended October 31
2021	2020
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$32	$205	$65	$302	$28	$26	$56	$110
Provision for credit losses
Transfer to Stage 1 2	126	(123)	(3)	–	66	(65)	(1)	–
Transfer to Stage 2	(38)	56	(18)	–	(33)	46	(13)	–
Transfer to Stage 3	–	(14)	14	–	–	(14)	14	–
Net remeasurement due to transfers into stage 3	(20)	12	–	(8)	(20)	29	–	9
New originations or purchases 4	21	n/a	n/a	21	15	n/a	n/a	15
Net repayments 5	(4)	(4)	–	(8)	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs) 6	(6)	(35)	(55)	(96)	(4)	(11)	(22)	(37)
Changes to risk, parameters, and models 7	(74)	83	56	65	(21)	196	53	228
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(16)	(16)	–	–	(26)	(26)
Recoveries	–	–	6	6	1	(1)	1	1

Foreign exchange and other adjustments	(2)	(5)	2	(5)	–	–	3	3

Balance at end of period	$35	$175	$51	$261	$32	$205	$65	$302
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$595	$1,330	$187	$2,112	$717	$417	$175	$1,309
Provision for credit losses
Transfer to Stage 1 2	1,154	(1,143)	(11)	–	490	(473)	(17)	–
Transfer to Stage 2	(145)	201	(56)	–	(438)	504	(66)	–
Transfer to Stage 3	(7)	(195)	202	–	(11)	(147)	158	–
Net remeasurement due to transfers into stage 3	(332)	157	8	(167)	(216)	473	11	268
New originations or purchases 4	221	n/a	n/a	221	327	n/a	n/a	327
Net repayments 5	(96)	(96)	(14)	(206)	(92)	(62)	(11)	(165)
Derecognition of financial assets (excluding disposals and write-offs) 6	(93)	(159)	(41)	(293)	(95)	(73)	(31)	(199)
Changes to risk, parameters, and models 7	(727)	901	406	580	(83)	698	952	1,567
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(848)	(848)	–	–	(1,261)	(1,261)
Recoveries	–	–	317	317	–	–	278	278

Foreign exchange and other adjustments	(20)	(36)	(11)	(67)	(4)	(7)	(1)	(12)
Balance, including off-balance sheet instruments, at end of period	550	960	139	1,649	595	1,330	187	2,112

Less: Allowance for off-balance sheet instruments 8	30	46	–	76	28	65	–	93

Balance at end of period	$520	$914	$139	$1,573	$567	$1,265	$187	$2,019
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$799	$2,181	$204	$3,184	$934	$673	$322	$1,929
Provision for credit losses
Transfer to Stage 1 2	1,509	(1,488)	(21)	–	1,000	(970)	(30)	–
Transfer to Stage 2	(180)	232	(52)	–	(598)	673	(75)	–
Transfer to Stage 3	(8)	(632)	640	–	(19)	(638)	657	–
Net remeasurement due to transfers into stage 3	(478)	277	10	(191)	(356)	830	22	496
New originations or purchases 4	122	n/a	n/a	122	174	n/a	n/a	174
Net repayments 5	(98)	(20)	20	(98)	(35)	(7)	35	(7)
Derecognition of financial assets (excluding disposals and write-offs) 6	(50)	(131)	(219)	(400)	(145)	(174)	(378)	(697)
Changes to risk, parameters, and models 7	(696)	973	276	553	(152)	1,814	1,063	2,725
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,011)	(1,011)	–	–	(1,720)	(1,720)
Recoveries	–	–	303	303	–	–	306	306

Foreign exchange and other adjustments	(42)	(94)	(12)	(148)	(4)	(20)	2	(22)
Balance, including off-balance sheet instruments, at end of period	878	1,298	138	2,314	799	2,181	204	3,184

Less: Allowance for off-balance sheet instruments 8	207	302	–	509	175	455	–	630

Balance at end of period	$671	$996	$138	$1,805	$624	$1,726	$204	$2,554

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or r e newed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g. PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
9	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the years ended October 31
2021	2020
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2

Balance, including off-balance sheet instruments, as beginning of period	$1,499	$1,858	$422	$3,779	$736	$740	$208	$1,684
Provision for credit losses
Transfer to Stage 1 3	476	(471)	(5)	–	255	(248)	(7)	–
Transfer to Stage 2	(497)	508	(11)	–	(459)	482	(23)	–
Transfer to Stage 3	(5)	(103)	108	–	(14)	(131)	145	–
Net remeasurement due to transfers into stage 3	(117)	122	(2)	3	(94)	256	(4)	158
New originations or purchases 3	1,123	n/a	n/a	1,123	871	n/a	n/a	871
Net repayments 3	(24)	(122)	(92)	(238)	(52)	(68)	(54)	(174)
Derecognition of financial assets (excluding disposals and write-offs) 3	(813)	(758)	(358)	(1,929)	(459)	(503)	(242)	(1,204)
Changes to risk, parameters, and models 3	(384)	578	527	721	727	1,334	827	2,888
Disposals	–	–	(4)	(4)	–	–	(22)	(22)
Write-offs	–	–	(298)	(298)	–	–	(430)	(430)
Recoveries	–	–	49	49	–	–	52	52

Foreign exchange and other adjustments	(72)	(86)	(26)	(184)	(12)	(4)	(28)	(44)
Balance, including off-balance sheet instruments, at end of period	1,186	1,526	310	3,022	1,499	1,858	422	3,779

Less: Allowance for off-balance sheet instruments 4	149	119	3	271	178	152	34	364

Balance at end of period	1,037	1,407	307	2,751	1,321	1,706	388	3,415
Total Allowance, including off-balance sheet instruments, at end of period	2,649	3,959	638	7,246	2,925	5,574	878	9,377

Less: Total Allowance for off-balance sheet instruments	386	467	3	856	381	672	34	1,087

Total Allowance for Loan Losses at end of period	$2,263	$3,492	$635	$6,390	$2,544	$4,902	$844	$8,290

1	Includes allowance for loan losses related to ACI loans.
2	Includes the allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
	As at
									October 31, 2021
	Base Forecast				Upside Scenario				Downside Scenario

	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1	Average Q4 2021- Q3 2022	1	Remaining 4-year period	1
Unemployment rate
Canada	6.3%		5.7%		6.3%		5.4%		8.0%		7.3%
United States	4.3		3.5		4.3		3.2		5.7		4.8
Real GDP
Canada	4.0		2.1		5.1		2.1		(0.1)		2.5
United States	4.5		2.1		5.6		2.0		1.3		2.4
Home prices
Canada (average existing price) 2	4.7		1.0		6.4		2.0		1.0		(0.4)
United States (CoreLogic HPI) 3	10.6		3.1		13.5		3.2		7.4		1.9
Central bank policy interest rate
Canada	0.25		1.52		0.44		1.84		0.25		0.86
United States	0.25		1.67		0.44		2.02		0.25		1.02
U.S. 10-year treasury yield	1.93		2.24		2.14		2.33		1.33		2.06
U.S. 10-year BBB spread (%-pts)	1.45		1.79		1.39		1.71		1.73		1.79
Exchange rate (U.S. dollar/Canadian dollar)	$0.78		$0.79		$0.79		$0.80		$0.76		$0.77

									October 31, 2020
	Base Forecast				Upside Scenario				Downside Scenario
	Average Q4 2020- Q3 2021	1	Remaining 4-year period	1	Average Q4 2020- Q3 2021	1	Remaining 4-year period	1	Average Q4 2020- Q3 2021	1	Remaining 4-year period	1
Unemployment rate
Canada	8.4%		6.1%		7.8%		5.7%		10.2%		6.2%
United States	7.8		4.8		7.1		4.1		9.4		5.1
Real GDP
Canada	2.4		2.2		3.2		2.8		(0.7)		2.9
United States	1.8		2.4		2.3		3.0		(1.5)		3.1
Home prices
Canada (average existing price) 2	6.0		1.1		7.4		3.1		(3.5)		3.5
United States (CoreLogic HPI) 3	2.9		2.9		3.4		4.1		(2.4)		4.1
Central bank policy interest rate
Canada	0.25		0.50		0.25		0.64		0.25		0.39
United States	0.25		0.50		0.25		0.72		0.25		0.39
U.S. 10-year treasury yield	0.96		1.82		1.39		2.78		0.69		1.71
U.S. 10-year BBB spread (%-pts)	1.87		1.80		1.77		1.53		2.14		1.81
Exchange rate (U.S. dollar/Canadian dollar)	$0.78		$0.77		$0.78		$0.81		$0.76		$0.77
1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	October 31, 2021	October 31, 2020
Probability-weighted ECLs	$6,608	$8,500
Base ECLs	6,412	8,157
Difference – in amount	$196	$343
Difference – in percentage	3.0%	4.0%

Schedule of Incremental Lifetime ECL Impact	The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month
ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	October 31, 2021	October 31, 2020
Probability-weighted ECLs	$6,608	$8,500
All performing loans and off-balance sheet instruments using 12-month ECLs	4,903	6,482
Incremental lifetime ECLs impact	$1,705	$2,018

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1,2
(millions of Canadian dollars)	As at
	October 31, 2021			October 31, 2020
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$229	$62	$291	$221	$64	$285
Consumer instalment and other personal	512	156	668	590	200	790
Credit card	186	113	299	218	149	367

Business and government	785	139	924	723	329	1,052
Total	$1,712	$470	$2,182	$1,752	$742	$2,494

1	Includes loans that are measured at FVOCI.
2
Loans deferred under a Bank-led COVID-19 relief program were not considered past due. Where such loans were already past due, they were not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.